RELATED PARTIES - Income/Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Commercial property revenue	$ 1,416	$ 1,185	$ 2,902	$ 2,440
Interest expense on debt obligations	1,174	623	2,341	1,223
General and administrative expense	352	234	684	466
Related parties
Disclosure of transactions between related parties [line items]
Commercial property revenue	(4)	16	29	24
Management fee income	(8)	12	71	33
Interest expense on debt obligations	18	4	41	8
General and administrative expense	95	81	181	162
Construction costs	19	12	35	36
Return of capital distributions on Brookfield Corporation’s interest in Canholdco	0	0	0	118
Distributions on Brookfield Corporation’s interest in Canholdco	8	29	36	57
Capital calls funded by Brookfield Reinsurance	17	0	53	0
Incentive fees	$ 0	$ 4	$ 11	$ 36